SHAREHOLDERS' EQUITY (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 04, 2014	Oct. 31, 2012	Nov. 02, 2011	Feb. 15, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to non-vested stock options and restricted stock awards	$ 40,776	$ 40,776
Unrecognized compensation expense related to non-vested stock options and restricted stock awards, expected to be recognized, years		4 years
Cash dividend paid, per share	$ 0.16	$ 0.64	$ 0.48
Treasury Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchase program, authorized amount				400,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value, options granted		$ 19.69	$ 18.24	$ 16.09
Total intrinsic value, options exercised		35,028	24,949	18,072
Average price of shares purchased by employees		$ 22.40
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares purchased by employees		11,196	23,478	17,753
Average price of shares purchased by employees		$ 38.91	$ 33.36	$ 33.73
Price of options, as a percent of fair market value of ordinary shares		95.00%
Maximum Amount Per Repurchase [Member] | Treasury Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchase program, authorized amount					$ 100,000	$ 100,000	$ 100,000	$ 100,000
Minimum [Member] | Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of employee earnings permitted to purchase oridnary shares	2.00%	2.00%
Maximum [Member] | Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of employee earnings permitted to purchase oridnary shares	10.00%	10.00%
2003 Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of stock options exercisable after one year from grant date		25.00%
Percentage of stock options exercisable, quarterly		6.25%
Stock options expiration period		6 years
2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of stock options exercisable after one year from grant date		25.00%
Percentage of stock options exercisable, quarterly		6.25%
Stock options expiration period		6 years
Stock options vesting period in years		3 years
Perentage of restricted share units that vest annually		25.00%
Percentage of entity's issued and outstanding share capital used to determine maximum number of shares subject to awards granted		3.50%